                                   [AMF LOGO]

                          ASSET MANAGEMENT FUND, INC.
                             111 East Wacker Drive
                               Chicago, IL 60601

                                   [AMF LOGO]
                          ASSET MANAGEMENT FUND, INC.

                                 ANNUAL REPORT
                                OCTOBER 31, 1997

--------------------------------------------------------------------------------

December 10, 1997

Dear AMF Fund Shareholder:

  This year marks the conclusion of 15 years that the Asset Management Fund, Inc. has successfully provided fixed-income portfolios to meet the specific investment needs of financial institutions. We want to take this opportunity to thank our shareholders for your commitment over these many years. We are especially encouraged by the fact that many shareholders have been with us since our inception.

  During the year, AMF Portfolios continued to generate positive returns for shareholders in an environment of low inflation, characterized by declining interest rate levels and a flattening yield curve. Based on a Sharpe Ratio analysis for the 36 month period ended August 31, 1997, the Fund's Intermediate Mortgage Securities, Short U.S. Government Securities, U.S. Government Mortgage Securities and ARM Portfolios have offered some of the best risk-adjusted returns in the short government and intermediate government categories. We have presented a more concise review of each portfolio in the following pages.

  Each of the five AMF portfolios have been carefully designed to represent a distinct investment opportunity. Since inception, the Fund's unique premise has been to offer professionally managed investment portfolios designed to address the regulatory and accounting concerns of financial institutions. We provide our investors with a consistent investment management style which has resulted in performance which ranks favorably by industry standards.

  We believe the outlook for the Bond Market remains positive and interest rates will respond favorably as long as inflation remains under control. The AMF portfolio management team thanks you for your continued support and confidence in selecting the Asset Management Fund.

Sincerely,

Rodger D. Shay

Rodger D. Shay
Chairman

--------------------------------------------------------------------------------

ASSET MANAGEMENT FUND, INC. REVIEW

  The AMF portfolios continued to provide steady performance over the last year which was characterized by declining rates and flattening yield curve.

  The portfolios all carried four star overall Morningstar rankings, save for the Intermediate Mortgage portfolio which continued to maintain a three star ranking.

  Within the Morningstar short government category, the ARM Portfolio continues to hold its five star rating.

  Looking forward, a lot of conflicting forces are pulling at the bond markets.

  The current level of rates and the flat yield curve will continue to bedevil investors in mortgage products. Couple this with the currency and equity problems abroad - an overvalued domestic equity market - a strong economy - little visible inflation - a Fed bias towards tightening, and the stage is set for an unpredictable and perhaps volatile market. An environment where active and effective portfolio management should pay dividends.

  SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO - While last year's market could be characterized as being modestly bullish, most of the upside activity took place in sectors of the curve at, and beyond, the five year treasury.

  The two year sector, the natural home for this Portfolio, was little changed on the year, therefore the Portfolio's total return of 6.04% was only slightly more than its average yearly yield of 5.98%.

  ADJUSTABLE RATE MORTGAGE PORTFOLIO - Theoretically, last year should have been a tough year for the ARM market. The yield curve flattened dramatically, which caused a significant pick-up in ARM prepayments, however, the low average amortized cost of the Portfolio's securities served to reduce the Portfolio's exposure to these unwanted cash flows. Consequently, the portfolio produced an average yearly yield of 6.04%, only about ten basis points less than the average yield produced the previous year.

  The Portfolio's LIBOR based securities were the stellar performers in 1997, and were instrumental in helping the ARM Portfolio to produce an overall total return of 6.65%.

  INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO - The intermediate sector of the mortgage market performed relatively well.

  Prepayments were less of a problem in this sector than in the ARM arena, and the longer duration of this Portfolio produced some measure of price appreciation.

  As evidence, while the average yield of this Portfolio was 6.90%, its total return was 7.90%.

  U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO - Being the longest duration portfolio in the AMF family of funds, this Portfolio had the most to gain from the advancing price environment further out along the yield curve.

  Its average yield for the year was 7.00% and its overall total return a tidy 8.87%.

                            INVESTMENT COMPARISON
   Comparison of change in value of $10,000 investment for the years ended
                                  October 31
-------------------------------------------------------------------------------

                                            SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
                                1987    1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
                                -------------------------------------------------------------------------------------
Short U.S. Government
Securities Portfolio            10000   10764   11681   12637   14071   15298   16245   16400   17888   18758   19892

Lehman
Short Government
1-3 Year Index                  10000   10764   11781   12823   14413   15586   16488   16890   18034   19113   20351


This graph compares the performance of the Short U.S. Government Securities Portfolio to the Lehman Short Government 1-3 Year Index, showing returns for U.S. government and agency securities.
--------------------------------------------------------------------------------
                  Short U.S. Government Securities Portfolio
                  Average Annual Return


                         One         Five         Ten
                         Year        Year         Year
                       ---------------------------------
                         6.04%       5.39%        7.20%
--------------------------------------------------------------------------------

                                             ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO

                                *1990   1991    1992    1993    1994    1995    1996    1997
                                ------------------------------------------------------------------------------------
Adjustable Rate Mortgage
(ARM) Portfolio                 10000   10090   10600   11104   11330   12239   13006   13871


Lehman
Adjustable Rate
Mortgage Index                  10000   10090   10680   11264   11292   12444   13321   14321


This graph compares the performance of the Adjustable Rate Mortgage (ARM) Portfolio to the Lehman Adjustable Rate Mortgage Index, showing returns for all agency ARM securities.
--------------------------------------------------------------------------------
                   Adjustable Rate Mortgage (ARM) Portfolio
                   Average Annual Return

                         One         Five         From
                         Year        Year      Inception*
                     ----------------------------------------
                         6.65%       5.53%      5.49%

                           *From September 18, 1991
--------------------------------------------------------------------------------

Past performance is not predictive of future results. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF portfolio. The Lehman indices do not include a reduction in return for expenses.

                            INVESTMENT COMPARISON
   Comparison of change in value of $10,000 investment for the years ended
                                  October 31
-------------------------------------------------------------------------------

                                            Intermediate Mortgage Securities Portfolio
                                1987    1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
                                -------------------------------------------------------------------------------------
Intermediate Mortgage
Securities Portfolio            10000   11492   12712   13114   15268   16754   18149   17935   19841   20797   22440

Lehman U.S.
Mortgage Index                  10000   11373   12646   13718   16037   17343   18712   18435   21129   22591   24651


This graph compares the performance of the Intermediate Mortgage Securities Portfolio to the Lehman U.S. Mortgage Index, showing all agency mortgage-
backed securities.
--------------------------------------------------------------------------------
                  Intermediate Mortgage Securities Portfolio
                  Average Annual Return


                         One         Five         Ten
                         Year        Year         Year
                       ---------------------------------
                         7.90%       6.02%        8.42%
--------------------------------------------------------------------------------

                                           U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
                                1987    1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
                                -------------------------------------------------------------------------------------
U.S. Government Mortgage
Securities Portfolio            10000   11318   12489   13442   15592   16826   18126   17796   19997   21124   22997


Lehman U.S.
Mortgage Index                  10000   11373   12646   13718   16037   17343   18712   18435   21129   22591   24651


This graph compares the performance of the U.S. Government Mortgage Securities Portfolio to the Lehman U.S. Mortgage Index, showing all agency mortgage-
backed securities.
--------------------------------------------------------------------------------
                   U.S. Government Mortgage Securities Portfolio
                   Average Annual Return

                         One         Five         Ten
                         Year        Year         Year
                     ----------------------------------------
                         8.87%       6.46%        8.69%
--------------------------------------------------------------------------------

Past performance is not predictive of future results. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF portfolio. The Lehman indices do not include a reduction in return for expenses.

                    [This page is intentionally left blank.]

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1997

--------------------------------------------------------------------------------

                                                        PERCENTAGE
                                                          OF NET                  PAR
                                                          ASSETS     MATURITY    (000)       VALUE
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS...................................      98.2%
  Federal Home Loan Bank* -- weekly reset
       5.57%                                                         11/05/97   $ 8,000   $ 8,000,000
       5.50%                                                         11/05/97     3,000     3,000,000
                                                                                          -----------
                                                                                           11,000,000
  Freddie Mac -- discount notes
       5.65%                                                         11/03/97    18,000    17,994,350
       5.42%                                                         11/04/97     5,000     4,997,741
                                                                                          -----------
                                                                                           22,992,091
  Student Loan Marketing Association* -- weekly reset
       5.45%                                                         11/04/97     5,000     5,000,000
       5.29%                                                         11/04/97     8,275     8,267,831
                                                                                          -----------
                                                                                           13,267,831
                                                                                          -----------
     TOTAL AGENCY OBLIGATIONS
          (Cost $47,259,922)                                                               47,259,922
REPURCHASE AGREEMENT.................................       2.0%
  Lanston (Aubrey G.) & Co., Inc.
       5.68% (Agreement dated 10/31/97, to be
     repurchased at $955,452 on 11/03/97;
     collateralized by $983,000 U.S. Treasury Bills,
     4.99%, due 01/02/98. The market value of the
     collateral is $974,552.)
          (Cost $955,000)                                            11/03/97       955       955,000
                                                                                          -----------
TOTAL INVESTMENTS IN SECURITIES......................     100.2%
          (Cost $48,214,922)**                                                             48,214,922
LIABILITIES IN EXCESS OF OTHER ASSETS................      (0.2%)                            (110,852)
                                                                                          -----------
Net Assets applicable to 48,104,070 Shares of Common
  Stock issued and outstanding.......................     100.0%                          $48,104,070
                                                                                          ===========
Net Asset Value, offering and redemption price per
  share ($48,104,070 / 48,104,070)                                                              $1.00
                                                                                               ======

--------------------------------------------------------------------------------
 *Variable Rate Obligations -- The interest rate shown is the rate at October
  31, 1997 and the maturity date shown represents the next interest rate readjustment date.

**Aggregate cost for Federal income tax purposes is identical.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1997

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                  PAR
                                                        ASSETS     MATURITY    (000)       VALUE
----------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS..........................      94.4%
  U.S. Treasury Notes
       7.250%                                                      02/15/98   $ 4,000   $  4,018,750
       6.000%                                                      05/31/98    15,000     15,042,187
       6.375%                                                      05/15/99    12,000     12,129,375
       7.125%                                                      09/30/99    15,000     15,398,438
       7.750%                                                      11/30/99    15,000     15,604,688
       6.375%                                                      05/15/00     6,000      6,096,562
       6.125%                                                      07/31/00     5,000      5,054,687
       6.000%                                                      08/15/00    11,000     11,085,938
       6.500%                                                      08/31/01     8,000      8,201,250
       6.625%                                                      04/30/02     6,000      6,198,750
       6.500%                                                      05/31/02     3,000      3,085,313
       6.250%                                                      08/31/02     2,000      2,038,750
       5.750%                                                      10/31/02     2,000      2,002,187
                                                                                        ------------
     TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $104,005,582)                                                            105,956,875
REPURCHASE AGREEMENT...............................       4.4%
  Lanston (Aubrey G.) & Co., Inc.
       5.68% (Agreement dated 10/31/97, to be
     repurchased at $4,947,341 on 11/03/97;
     collateralized by $5,090,000 U.S. Treasury
     Bills, 4.99%, due 01/02/98. The market value
     of the collateral is $5,046,257.)
          (Cost $4,945,000)                                        11/03/97     4,945      4,945,000
                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES....................      98.8%
  (Cost $108,950,582)*                                                                   110,901,875
OTHER ASSETS IN EXCESS OF LIABILITIES..............       1.2%                             1,401,817
                                                                                        ------------
Net Assets applicable to 10,649,254 Shares of
  Common Stock issued and outstanding..............     100.0%                          $112,303,692
                                                                                        ============
Net Asset Value, offering and redemption price per
  share ($112,303,692 / 10,649,254)                                                           $10.55
                                                                                             =======

--------------------------------------------------------------------------------
* Aggregate cost for Federal income tax purposes is $108,952,765. At October 31, 1997, the net and gross unrealized appreciation for tax purposes for all securities is $1,949,110.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1997

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                  PAR
                                                         ASSETS     MATURITY    (000)       VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-
  RELATED SECURITIES*................................     76.3%
Treasury Based ARMS..................................     27.8%
  Fannie Mae
       6.50%                                                        01/25/19   $10,000   $ 10,076,563
       6.09%                                                        11/25/23    29,265     29,356,847
  Freddie Mac
       7.70%                                                        05/01/23    11,314     11,699,322
       8.07%                                                        09/01/23     7,850      8,117,288
       7.83%                                                        04/01/24    14,949     15,458,295
       7.63%                                                        03/01/25    16,470     16,984,626
  Citicorp 1992-18 CL A-1
       7.28%                                                        10/25/22    42,700     44,061,124
  Fund America 1993A CL A-1
       7.66%                                                        06/25/23    16,948     17,646,690
  Housing Securities, Inc. 1992 SL-1 CL A-1
       8.09%                                                        05/25/16    25,453     26,861,142
  Resolution Trust Corp. Series 1995-2 CL A-3
       6.93%                                                        05/25/29    22,619     23,127,704
  Ryland Mortgage Securities Corp. 1991-10 CL A-2
       7.71%                                                        06/25/21     5,279      5,278,719
                                                                                         ------------
          (Cost $204,892,494)                                                             208,668,320
Six Month Certificates of Deposit Based ARMS.........     15.7%
  Fannie Mae
       7.21%                                                        01/01/22     9,522      9,825,095
       7.16%                                                        10/01/22    10,355     10,684,976
       7.24%                                                        12/01/22    13,547     13,965,629
       7.53%                                                        02/01/23     6,924      7,224,935
       7.22%                                                        09/01/23    13,576     13,965,877
       8.00%                                                        12/01/24    17,398     18,077,389
       6.14%                                                        08/01/29    28,141     28,097,360
  Sears Mortgage 1992-16
       7.09%                                                        10/25/22    15,767     16,086,897
                                                                                         ------------
          (Cost $116,576,035)                                                             117,928,158
-----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

================================================================================
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1997

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                  PAR
                                                         ASSETS     MATURITY    (000)       VALUE
-----------------------------------------------------------------------------------------------------
London Interbank Offering Rate (LIBOR)
  Based ARMS.........................................     32.8%
  Freddie Mac
       8.01%                                                        09/01/24   $10,529   $ 11,028,855
       7.85%                                                        02/01/26    25,332     26,306,024
       6.34%                                                        02/15/26    13,937     14,032,403
       7.74%                                                        05/01/26    14,826     15,391,360
  Chase 1990-EA1
       7.36%                                                        11/25/20    17,258     17,511,735
  CMC Securities Corp. 1993-2H A1
       7.61%                                                        09/25/23    22,262     22,790,510
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1992-6
       7.39%                                                        07/25/22    45,501     46,837,854
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1992-9
       7.26%                                                        10/25/22    32,436     33,439,767
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1994-5
       8.02%                                                        04/25/24     9,721     10,167,682
  Morserv Inc. 96-2
       6.48%                                                        11/25/26    34,890     35,118,871
  Residential Funding Mortgage Securities 1996-S23
       6.14%                                                        11/25/26    14,207     14,260,747
                                                                                         ------------
          (Cost $243,691,946)                                                             246,885,808
                                                                                         ------------
          TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
            SECURITIES
               (Cost $565,160,475)                                                        573,482,286
-----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

================================================================================
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1997

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                  PAR
                                                         ASSETS     MATURITY    (000)       VALUE
-----------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED
  SECURITIES.........................................     17.1%
Collateralized Mortgage Obligations
  Fannie Mae
       5.75%                                                        06/25/06   $10,805   $ 10,749,083
  Freddie Mac
       6.50%                                                        01/15/04    17,300     17,370,281
       7.00%                                                        03/01/12     9,636      9,768,531
       6.25%                                                        08/17/12    10,000     10,026,563
       6.00%                                                        03/15/14    16,000     15,990,000
       8.00%                                                        06/01/14     5,401      5,529,621
       5.25%                                                        01/15/16     9,753      9,695,374
       9.25%                                                        01/01/17     6,343      6,806,772
      10.50%                                                        12/01/20     3,716      4,102,360
  Government National Mortgage Association
       6.00%                                                        10/20/27    20,000     20,156,250
  Prudential Home Mortgage Services 1996-6
       6.00%                                                        05/25/26    11,831     11,792,466
  Residential Funding Mortgage Securities 1994-S9
       6.50%                                                        03/25/24     6,502      6,486,321
                                                                                         ------------
          TOTAL FIXED RATE MORTGAGE-RELATED
            SECURITIES
               (Cost $127,339,900)                                                        128,473,622
U.S. TREASURY OBLIGATION.............................      1.3%
  U.S. Treasury Note
       7.375%
               (Cost $10,000,204)                                   11/15/97    10,000     10,003,125
-----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1997

--------------------------------------------------------------------------------

                                                                       PERCENTAGE
                                                                         OF NET                      PAR
                                                                         ASSETS     MATURITY        (000)       VALUE
---------------------------------------------------------------------------------------------------------------------------
AGENCY OBLIGATION.................................................        1.6%
  Freddie Mac - discount notes
     5.65%
       (Cost $11,996,233)                                                            11/03/97  $   12,000  $     11,996,233
REPURCHASE AGREEMENT..............................................        3.0%
  Lanston (Aubrey G.) & Co., Inc.
       5.68% (Agreement dated 10/31/97, to be repurchased at
     $22,398,597 on 11/03/97;
     collateralized by $23,044,000 U.S. Treasury Bills, 4.99%, due
     01/02/98. The market value of the collateral is $22,845,962.)
          (Cost $22,388,000)                                                         11/03/97      22,388        22,388,000
                                                                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES...................................       99.3%
  (Cost $736,884,812)**                                                                                         746,343,266
OTHER ASSETS IN EXCESS OF LIABILITIES.............................        0.7%                                    4,990,938
                                                                                                           ----------------
Net Assets applicable to 75,207,300 Shares of Common Stock issued
  and outstanding.................................................      100.0%                             $    751,334,204
                                                                                                           ================
Net Asset Value, offering and redemption price per share
  ($751,334,204 / 75,207,300)                                                                                         $9.99
                                                                                                                      =====

--------------------------------------------------------------------------------
 * The interest rates shown are the rates at October 31, 1997.

** Aggregate cost for Federal income tax purposes is identical. At October 31, 1997, the net unrealized appreciation for tax purposes for all securities of $9,458,454 consists of gross unrealized appreciation of $9,545,664 and gross unrealized depreciation of ($87,210).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1997

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                  PAR
                                                         ASSETS     MATURITY    (000)       VALUE
----------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED
  SECURITIES.........................................     80.5%
Pass Throughs
  Fannie Mae
      6.50%                                                         05/01/08   $ 9,020   $ 9,081,621
  Freddie Mac Gold
      7.50%, due 01/01/10 to 07/01/11                                           26,488    27,183,792
      6.50%, due 02/01/12 to 10/01/12                                           26,490    26,473,480
                                                                                         -----------
                                                                                          53,657,272
                                                                                         -----------
     TOTAL FIXED RATE MORTGAGE-
       RELATED SECURITIES
          (Cost $61,050,437)                                                              62,738,893

U.S. TREASURY OBLIGATIONS............................     17.1%
  U.S. Treasury Notes
      6.000%                                                        08/15/00     3,000     3,023,437
      5.750%                                                        10/31/02     1,000     1,001,094
      6.250%                                                        02/15/07     2,000     2,046,562
      6.625%                                                        05/15/07     4,000     4,210,000
      6.125%                                                        08/15/07     3,000     3,064,219
                                                                                         -----------
     TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $13,075,883)                                                              13,345,312
----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1997

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                  PAR
                                                        ASSETS     MATURITY    (000)       VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT................................      2.2%
  Lanston (Aubrey G.) & Co., Inc.
       5.68% (Agreement dated 10/31/97, to be
     repurchased at $1,754,830 on 11/03/97;
     collateralized by $1,806,000 U.S. Treasury
     Bills,
     4.99%, due 01/02/98. The market value of the
     collateral is $1,790,479.)
          (Cost $1,754,000)                                        11/03/97   $ 1,754   $  1,754,000
                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES.....................     99.8%
  (Cost $75,880,320)*                                                                     77,838,205
OTHER ASSETS IN EXCESS OF LIABILITIES...............      0.2%                               143,925
                                                                                        ------------
Net Assets applicable to 8,105,224 Shares of
  Common Stock issued and outstanding...............    100.0%                          $ 77,982,130
                                                                                        ============
Net Asset Value, offering and redemption
  price per share ($77,982,130 / 8,105,224)                                                    $9.62
                                                                                               =====

--------------------------------------------------------------------------------
* Aggregate cost for Federal income tax purposes is $75,884,779. At October 31, 1997, the net and gross unrealized appreciation for tax purposes for all securities is $1,953,426.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1997

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                  PAR
                                                         ASSETS     MATURITY    (000)       VALUE
----------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES..............      81.7%
  Government National Mortgage Association
        9.00%, due 11/15/04 to 10/15/21                                        $ 5,051   $ 5,433,282
       10.00%, due 03/15/19                                                        816       897,912
        7.00%, due 08/15/23 to 09/15/24                                         15,077    15,157,233
        7.50%, due 02/15/24                                                     13,280    13,603,245
        8.50%, due 06/15/24                                                      3,448     3,614,027
        7.50%, due 06/15/27                                                      4,935     5,045,768
                                                                                         -----------
          (Cost $41,240,753)                                                              43,751,467
U.S. TREASURY OBLIGATIONS...........................      15.2%
  U.S. Treasury Notes
        6.000%                                                      08/15/00     2,000     2,015,625
        6.250%                                                      08/31/02     2,000     2,038,750
        5.750%                                                      10/31/02     1,000     1,001,094
        6.125%                                                      08/15/07     2,000     2,042,813
                                                                                         -----------
                                                                                           7,098,282
  U.S. Treasury Bond
        6.625%                                                      02/15/27     1,000     1,060,156
                                                                                         -----------
     TOTAL U. S. TREASURY OBLIGATIONS
          (Cost $8,043,433)                                                                8,158,438
REPURCHASE AGREEMENT................................       3.0%
  Lanston (Aubrey G.) & Co., Inc.
       5.68% (Agreement dated 10/31/97, to be
     repurchased at $1,628,771 on 11/03/97;
     collateralized by $1,676,000 U.S. Treasury
     Bills, 4.99%, due 01/02/98. The market value of
     the collateral is $1,661,597.)
          (Cost $1,628,000)                                         11/03/97     1,628     1,628,000
                                                                                         -----------
TOTAL INVESTMENTS IN SECURITIES.....................      99.9%
  (Cost $50,912,186)*                                                                     53,537,905
OTHER ASSETS IN EXCESS OF LIABILITIES...............       0.1%                               34,217
                                                                                         -----------
Net Assets applicable to 5,020,851 Shares of Common
  Stock issued and outstanding......................     100.0%                          $53,572,122
                                                                                         ===========
Net Asset Value, offering and redemption price per
  share ($53,572,122 / 5,020,851)                                                             $10.67
                                                                                             =======

--------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is identical. At October 31, 1997, the net and gross unrealized appreciation for tax purposes for all securities is $2,625,719.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1997

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                                   U.S.
                                                    SHORT U.S.    ADJUSTABLE     INTERMEDIATE   GOVERNMENT
                                         MONEY      GOVERNMENT   RATE MORTGAGE     MORTGAGE      MORTGAGE
                                         MARKET     SECURITIES       (ARM)        SECURITIES    SECURITIES
                                       PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income................   $2,989,838   $8,774,751    $47,235,008     $6,003,494    $4,132,467
                                       ----------   ----------    -----------     ----------    ----------
     Operating expenses:
       Investment advisory fee......       83,068      339,060      3,241,786        297,019       137,123
       Distribution fee.............       83,068      203,436      1,800,992        127,294        82,274
       Administration fee...........       20,809       50,414        269,671         31,793        21,188
       Custodian fee................       13,913       32,368        146,821         21,730        28,156
       Directors' fees..............        4,292       10,540         55,302          5,747         4,224
       Transfer agent fee...........        8,835        6,587         22,395          3,196         2,128
       Legal........................        3,473       10,600         48,581          4,817         3,690
       Audit........................        5,107       10,696         53,653          4,806         3,812
       Other........................        3,967       10,578         55,201          8,067         7,073
                                       ----------   ----------    -----------     ----------    ----------
                                          226,532      674,279      5,694,402        504,469       289,668
       Fee waivers..................      (83,068)         -0-     (2,161,191)       (84,863)          -0-
                                       ----------   ----------    -----------     ----------    ----------
          Total expenses............      143,464      674,279      3,533,211        419,606       289,668
                                       ----------   ----------    -----------     ----------    ----------
          Net investment income.....    2,846,374    8,100,472     43,701,797      5,583,888     3,842,799
                                       ----------   ----------    -----------     ----------    ----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) FROM INVESTMENT
  ACTIVITIES:
     Net realized gain (loss).......          -0-      278,080        184,116        595,694       (38,770)
     Net change in unrealized
       appreciation/depreciation of
       investments..................          -0-     (885,159)     2,696,420        172,901       853,710
                                       ----------   ----------    -----------     ----------    ----------
          Net gain (loss) on
            investments.............          -0-     (607,079)     2,880,536        768,595       814,940
                                       ----------   ----------    -----------     ----------    ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...................   $2,846,374   $7,493,393    $46,582,333     $6,352,483    $4,657,739
                                       ==========   ==========    ===========     ==========    ==========
----------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 1997 AND 1996

------------------------------------------------------------------------------------------------------
                                                  MONEY MARKET                SHORT U.S. GOVERNMENT
                                                    PORTFOLIO                 SECURITIES PORTFOLIO
                                          ------------------------------------------------------------
                                              1997            1996             1997           1996
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..............  $   2,846,374   $   3,491,429    $  8,100,472   $ 10,747,695
     Net gain (loss) on investments.....            -0-             -0-        (607,079)    (2,534,577)
                                          -------------   -------------    ------------   ------------
       Net increase in net assets
          resulting from operations.....      2,846,374       3,491,429       7,493,393      8,213,118
                                          -------------   -------------    ------------   ------------
  Dividends paid to stockholders:
     From net investment income.........     (2,846,374)     (3,491,429)     (8,100,472)   (10,747,695)
     From net realized capital gains....            -0-             -0-             -0-            -0-
                                          -------------   -------------    ------------   ------------
       Total dividends paid to
          stockholders..................     (2,846,374)     (3,491,429)     (8,100,472)   (10,747,695)
                                          -------------   -------------    ------------   ------------
  Capital share transactions:
     Proceeds from sale of shares.......    486,765,190     756,322,916      19,652,214     44,293,835
     Shares issued to stockholders in
       reinvestment of dividends........      2,693,813       2,389,475       5,022,539      5,584,686
     Cost of shares repurchased.........   (510,838,655)   (726,098,039)    (88,655,596)   (37,795,386)
                                          -------------   -------------    ------------   ------------
       Net increase (decrease) in net
          assets from capital share
          transactions..................    (21,379,652)     32,614,352     (63,980,843)    12,083,135
                                          -------------   -------------    ------------   ------------
       Total increase (decrease) in net
          assets........................    (21,379,652)     32,614,352     (64,587,922)     9,548,558
Net Assets:
  Beginning of year.....................     69,483,722      36,869,370     176,891,614    167,343,056
                                          -------------   -------------    ------------   ------------
  End of year...........................  $  48,104,070   $  69,483,722    $112,303,692   $176,891,614
                                          =============   =============    ============   ============
------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             INTERMEDIATE
         ADJUSTABLE RATE                 MORTGAGE SECURITIES               U.S. GOVERNMENT
     MORTGAGE (ARM) PORTFOLIO                 PORTFOLIO             MORTGAGE SECURITIES PORTFOLIO
--------------------------------------------------------------------------------------------------
        1997             1996            1997           1996            1997             1996
--------------------------------------------------------------------------------------------------

    $  43,701,797   $   55,040,332   $  5,583,888   $  10,923,457     $ 3,842,799     $  4,158,584
        2,880,536          (91,817)       768,595      (3,816,169)        814,940         (687,178)
    -------------   --------------   ------------   -------------     -----------     ------------
       46,582,333       54,948,515      6,352,483       7,107,288       4,657,739        3,471,406
    -------------   --------------   ------------   -------------     -----------     ------------
      (43,701,797)     (55,040,332)    (5,583,888)    (10,923,457)     (3,842,799)      (4,158,584)
              -0-              -0-            -0-             -0-             -0-              -0-
    -------------   --------------   ------------   -------------     -----------     ------------
      (43,701,797)     (55,040,332)    (5,583,888)    (10,923,457)     (3,842,799)      (4,158,584)
    -------------   --------------   ------------   -------------     -----------     ------------
      369,577,662      547,849,221      3,564,826      11,947,721       1,000,000       10,233,212
       22,808,370       27,868,817      2,421,791       7,021,954       1,756,929        1,891,769
     (439,948,534)    (671,148,248)   (21,062,258)   (109,951,609)     (7,266,534)     (16,429,514)
    -------------   --------------   ------------   -------------     -----------     ------------

      (47,562,502)     (95,430,210)   (15,075,641)    (90,981,934)     (4,509,605)      (4,304,533)
    -------------   --------------   ------------   -------------     -----------     ------------
      (44,681,966)     (95,522,027)   (14,307,046)    (94,798,103)     (3,694,665)      (4,991,711)
      796,016,170      891,538,197     92,289,176     187,087,279      57,266,787       62,258,498
    -------------   --------------   ------------   -------------     -----------     ------------
    $ 751,334,204   $  796,016,170   $ 77,982,130   $  92,289,176     $53,572,122     $ 57,266,787
    =============   ==============   ============   =============     ===========     ============
----------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                          YEAR ENDED OCTOBER 31,
                                         --------------------------------------------------------
                                          1997        1996        1995        1994         1993
-------------------------------------------------------------------------------------------------
Net asset value, beginning of year.....  $  1.00     $  1.00     $  1.00     $  1.00     $   1.00
                                         -------     -------     -------     -------     --------
Income from investment operations:
---------------------------------------
  Net investment income................    .0513       .0516       .0547       .0346        .0277
  Net realized and unrealized gain
     (loss) on investments.............      -0-         -0-         -0-         -0-          -0-
                                         -------     -------     -------     -------     --------
       Total from investment
          operations...................    .0513       .0516       .0547       .0346        .0277
                                         -------     -------     -------     -------     --------
Less distributions:
--------------------
  Dividends paid to stockholders:
   From net investment income..........   (.0513)     (.0516)     (.0547)     (.0346)      (.0277)
   From net realized gains.............      -0-         -0-         -0-         -0-          -0-
                                         -------     -------     -------     -------     --------
       Total distributions to
          stockholders.................   (.0513)     (.0516)     (.0547)     (.0346)      (.0277)
                                         -------     -------     -------     -------     --------
Net asset value, end of year...........  $  1.00     $  1.00     $  1.00     $  1.00     $   1.00
                                         =======     =======     =======     =======     ========
Total return...........................    5.25%       5.29%       5.60%       3.51%        2.80%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)...  $48,104     $69,484     $36,869     $82,969     $107,924
  Ratio of expenses to average
     net assets........................    0.26%(1)    0.24%(1)    0.24%(1)    0.40%(1)     0.40%
  Ratio of net investment income to
     average net assets................    5.14%       5.15%       5.40%       3.34%        2.77%

--------------------------------------------------------------------------------
(1) Without fee waivers for the Money Market Portfolio for the years ended October 31, 1997, 1996, 1995, and 1994, the ratios of expenses to average net assets would have been .41%, .39%, .39%, and .42%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                             YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------
                                                1997       1996       1995       1994       1993
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........  $  10.56   $  10.68   $  10.45   $  10.89   $  10.85
                                              --------   --------   --------   --------   --------
Income from investment operations:
------------------------------------------
  Net investment income.....................     .6273      .6370      .6746      .5396      .6155
  Net realized and unrealized gain (loss) on
   investments..............................    (.0100)    (.1200)     .2300     (.4400)     .0400
                                              --------   --------   --------   --------   --------
       Total from investment operations.....     .6173      .5170      .9046      .0996      .6555
                                              --------   --------   --------   --------   --------
Less distributions:
--------------------
  Dividends paid to stockholders:
     From net investment income.............    (.6273)    (.6370)    (.6746)    (.5396)    (.6155)
     From net realized gains................       -0-        -0-        -0-        -0-        -0-
                                              --------   --------   --------   --------   --------
       Total distributions to
          stockholders......................    (.6273)    (.6370)    (.6746)    (.5396)    (.6155)
                                              --------   --------   --------   --------   --------
Net asset value, end of year................  $  10.55   $  10.56   $  10.68   $  10.45   $  10.89
                                              ========   ========   ========   ========   ========
Total return................................     6.04%      4.99%      8.94%      0.95%      6.19%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)........  $112,304   $176,892   $167,343   $179,740   $235,705
  Ratio of expenses to average net assets...     0.50%      0.48%      0.49%      0.47%      0.48%
  Ratio of net investment income to average
     net assets.............................     5.97%      6.02%      6.42%      5.04%      5.65%
  Portfolio turnover rate...................       75%        69%       112%       195%       110%

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                             YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------------
                                              1997       1996       1995        1994         1993
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year........  $   9.95   $   9.94   $   9.78   $    10.02   $     9.98
                                            --------   --------   --------   ----------   ----------
Income from investment operations:
------------------------------------------
  Net investment income...................     .6036      .5958      .6035        .4396        .4267
  Net realized and unrealized gain (loss)
     on investments.......................     .0400      .0100      .1600       (.2400)       .0386
                                            --------   --------   --------   ----------   ----------
       Total from investment operations...     .6436      .6058      .7635        .1996        .4653
                                            --------   --------   --------   ----------   ----------
Less distributions:
--------------------
  Dividends paid to stockholders:
     From net investment income...........    (.6036)    (.5958)    (.6035)      (.4396)      (.4253)
     From net realized gains..............       -0-        -0-        -0-          -0-          -0-
                                            --------   --------   --------   ----------   ----------
       Total distributions to
          stockholders....................    (.6036)    (.5958)    (.6035)      (.4396)      (.4253)
                                            --------   --------   --------   ----------   ----------
Net asset value, end of year..............  $   9.99   $   9.95   $   9.94   $     9.78   $    10.02
                                            ========   ========   ========   ==========   ==========
Total return..............................     6.65%      6.27%      8.02%        2.04%        4.76%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)......  $751,334   $796,016   $891,538   $1,045,914   $1,572,311
  Ratio of expenses to average net
     assets...............................     0.49%(1)    0.47%(1)  0.48%(1)     0.47%(1)     0.46%(1)
  Ratio of net investment income to
     average net assets...................     6.07%      6.01%      6.12%        4.40%        4.34%
  Portfolio turnover rate.................       74%        60%        68%          65%          30%

--------------------------------------------------------------------------------
(1) Without fee waivers for the Adjustable Rate Mortgage (ARM) Portfolio for the years ended October 31, 1997, 1996, 1995, 1994, and 1993, the ratios of expenses to average net assets would have been .79%, .77%, .78%, .76%, and .76%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                              YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------
                                                 1997      1996       1995       1994       1993
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year............  $  9.52   $  9.68   $   9.34   $  10.00   $   9.80
                                                -------   -------   --------   --------   --------
Income from investment operations:
------------------------------------------
  Net investment income.......................    .6245     .6101      .6211      .5407      .5982
  Net realized and unrealized gain
   (loss) on investments......................    .1000    (.1600)     .3400     (.6600)     .1987
                                                -------   -------   --------   --------   --------
       Total from investment operations.......    .7245     .4501      .9611     (.1193)     .7969
                                                -------   -------   --------   --------   --------
Less distributions:
--------------------
  Dividends paid to stockholders:
   From net investment income.................   (.6245)   (.6101)    (.6211)    (.5407)    (.5969)
   From net realized gains....................      -0-       -0-        -0-        -0-        -0-
                                                -------   -------   --------   --------   --------
       Total distributions to stockholders....   (.6245)   (.6101)    (.6211)    (.5407)    (.5969)
                                                -------   -------   --------   --------   --------
Net asset value, end of year..................  $  9.62   $  9.52   $   9.68   $   9.34   $  10.00
                                                =======   =======   ========   ========   ========
Total return..................................    7.90%     4.82%     10.63%     (1.18%)     8.33%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)..........  $77,982   $92,289   $187,087   $213,427   $218,032
  Ratio of expenses to average net assets.....     .49%(1)  0.44%(1)   0.38%(1)   0.39%(1)   0.37%(1)
  Ratio of net investment income to average
   net assets.................................    6.58%     6.38%      6.55%      5.61%      5.94%
  Portfolio turnover rate.....................     120%      133%       133%       358%       106%

--------------------------------------------------------------------------------
(1) Without fee waivers for the Intermediate Mortgage Securities Portfolio for the years ended October 31, 1997, 1996, 1995, 1994, and 1993, the ratios of expenses to average net assets would have been .59%, .58%, .58%, .59%, and .57%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                     -----------------------------------------------
                                                      1997      1996      1995      1994      1993
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year.................  $ 10.51   $ 10.68   $ 10.23   $ 11.28   $ 11.26
                                                     -------   -------   -------   -------   -------
Income from investment operations:
------------------------------------------
  Net investment income............................    .7344     .7479     .7703     .7296     .8306
  Net realized and unrealized gain (loss) on
   investments.....................................    .1600    (.1700)    .4500    (.9300)    .0195
                                                     -------   -------   -------   -------   -------
     Total from investment operations..............    .8944     .5779    1.2203    (.2004)    .8501
                                                     -------   -------   -------   -------   -------
Less distributions:
--------------------
  Dividends paid to stockholders:
   From net investment income......................   (.7344)   (.7479)   (.7703)   (.7296)   (.8301)
   From net realized gains.........................      -0-       -0-       -0-    (.1200)      -0-
                                                     -------   -------   -------   -------   -------
     Total distributions to stockholders...........   (.7344)   (.7479)   (.7703)   (.8496)   (.8301)
                                                     -------   -------   -------   -------   -------
Net asset value, end of year.......................  $ 10.67   $ 10.51   $ 10.68   $ 10.23   $ 11.28
                                                     =======   =======   =======   =======   =======
Total return.......................................    8.87%     5.63%    12.37%    (1.82%)    7.76%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)...............  $53,572   $57,267   $62,258   $60,613   $92,994
  Ratio of expenses to average net assets..........    0.53%     0.52%     0.53%     0.51%     0.51%
  Ratio of net investment income to average net
   assets..........................................    7.01%     7.10%     7.39%     6.81%     7.32%
  Portfolio turnover rate..........................     135%      165%      177%      376%      187%

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997

--------------------------------------------------------------------------------

Asset Management Fund, Inc. (the "Fund") consists of five separate portfolios, the Money Market Portfolio, the Short U.S. Government Securities Portfolio, the Adjustable Rate Mortgage (ARM) Portfolio, the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio.

A. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Portfolio:

  Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Portfolio seeks to maintain net asset value per share at $1.00.

  Short U.S. Government Securities Portfolio, Adjustable Rate Mortgage (ARM) Portfolio, Intermediate Mortgage Securities Portfolio, and U.S. Government Mortgage Securities Portfolio:

  Portfolio securities are valued at the mean between the most recent bid and asked prices, which may be furnished by a pricing service, at prices provided directly by market makers, or using matrix pricing methods. Portfolio securities for which market quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Directors. Short-term instruments maturing within 60 days of the valuation date are valued based upon their amortized cost.

REPURCHASE AGREEMENTS

  Eligible portfolio investments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreements at not less than the repurchase price. Repurchase agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian.

DIVIDENDS TO STOCKHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each portfolio from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997

--------------------------------------------------------------------------------

B. Shay Assets Management Co. (Adviser), which is equally owned by two general partners, Shay Assets Management, Inc. and ACB Assets Management, Inc., serves as the Fund's investment adviser. Shay Assets Management, Inc. is controlled by Rodger D. Shay, the President of the Fund. The other half interest in the Adviser is held by ACB Assets Management, Inc., an indirect wholly-owned subsidiary of America's Community Bankers(ACB) (See Note G).

  As compensation for the Adviser's services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Portfolio as follows:

  The fee rate for the Money Market Portfolio is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion. The Adviser voluntarily waived 100% of its fee for the year ended October 31, 1997. The waiver amounted to $83,068.

  The fee rate for each of the Short U.S. Government Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1.5 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser voluntarily waived approximately 44% of its fee for the year ended October 31, 1997. The waiver amounted to $1,440,794.

  The fee rate for the Intermediate Mortgage Securities Portfolio is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser voluntarily waived approximately 29% of its fee for the year ended October 31, 1997. The waiver amounted to $84,863.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to each Portfolio, except the Adjustable Rate Mortgage (ARM) Portfolio, to the extent that the daily ratio of operating expenses to average daily net assets of each Portfolio exceeds .75%.

  Shay Financial Services Co. (Distributor), which is equally owned by two general partners. Shay Financial Services, Inc. and ACB Securities, Inc., serves as the Fund's distributor. Shay Financial Services, Inc. is controlled by Rodger
D. Shay, the President of the Fund. The other half interest in the Distributor is held by ACB Securities, Inc., an indirect wholly-owned subsidiary of ACB (See Note G).

  As compensation for the Distributor's services, the Fund pays the Distributor a fee monthly based upon an annual percentage of the average daily net assets of each portfolio as follows:

  The fee rate for each of the Money Market Portfolio and Short U.S. Government Securities Portfolio is based upon an annual percentage of the combined average daily net assets of both portfolios and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .25% of average daily net assets. The Distributor voluntarily waived approximately 40% of its fee for the year ended October 31, 1997. The waiver amounted to $720,397.

  The fee rate for each of the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is as follows: .15% of the first 500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997

--------------------------------------------------------------------------------

C. The Fund is authorized to issue 6 billion shares of common stock, par value $.001 per share, of which 4 billion shares are of the Money Market Portfolio and 500 million shares are of each of the other four Portfolios. On October 31, 1997, four stockholders held approximately 38% of the outstanding shares of the Money Market Portfolio, two stockholders held approximately 18% of the outstanding shares of the Short U.S. Government Securities Portfolio, five stockholders held approximately 60% of the outstanding shares of the Intermediate Mortgage Securities Portfolio, and six stockholders held approximately 73% of the outstanding shares of the U.S. Government Mortgage Securities Portfolio. As of October 31, 1997, one of the directors had, through the institutions he serves as an officer, shared voting power over approximately six percent of the shares of the Money Market Portfolio.

Transactions in shares of the Fund for the years ended October 31, 1997 and 1996 were as follows:

---------------------------------------------------------------------------------------------------
                                                   MONEY MARKET             SHORT U.S. GOVERNMENT
                                                     PORTFOLIO               SECURITIES PORTFOLIO
                                            -------------------------------------------------------
                                                1997           1996           1997         1996
---------------------------------------------------------------------------------------------------
Sale of shares............................   486,765,190    756,322,916     1,867,392    4,141,919
Shares issued to stockholders in
  reinvestment of dividends...............     2,693,813      2,389,475       478,395      527,302
Shares repurchased........................  (510,838,655)  (726,098,039)   (8,454,686)  (3,577,207)
                                            ------------   ------------    ----------   ----------
Net increase (decrease)...................   (21,379,652)    32,614,352    (6,108,899)   1,092,014
Shares outstanding:
  Beginning of year.......................    69,483,722     36,869,370    16,758,153   15,666,139
                                            ------------   ------------    ----------   ----------
  End of year.............................    48,104,070     69,483,722    10,649,254   16,758,153
                                            ============   ============    ==========   ==========
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                             ADJUSTABLE RATE MORTGAGE       INTERMEDIATE MORTGAGE
                                                  (ARM) PORTFOLIO            SECURITIES PORTFOLIO
                                            -------------------------------------------------------
                                                1997           1996           1997         1996
---------------------------------------------------------------------------------------------------
Sale of shares............................   37,029,209     54,984,099        374,952     1,221,454
Shares issued to stockholders in
  reinvestment of dividends...............    2,288,259      2,803,118        255,226       734,670
Shares repurchased........................  (44,121,340)   (67,489,479)    (2,216,650)  (11,588,476)
                                            -----------    -----------     ----------   -----------
Net increase (decrease)...................   (4,803,872)    (9,702,262)    (1,586,472)   (9,632,352)
Shares outstanding:
  Beginning of year.......................   80,011,172     89,713,434      9,691,696    19,324,048
                                            -----------    -----------     ----------   -----------
  End of year.............................   75,207,300     80,011,172      8,105,224     9,691,696
                                            ===========    ===========     ==========   ===========
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997

--------------------------------------------------------------------------------

                                                              U.S. GOVERNMENT MORTGAGE
                                                                SECURITIES PORTFOLIO
                                                              ------------------------
                                                                 1997         1996
-------------------------------------------------------------------------------------
Sale of shares..............................................     94,340       950,852
Shares issued to stockholders in reinvestment of
  dividends.................................................    167,732       179,409
Shares repurchased..........................................   (690,534)   (1,509,780)
                                                              ---------    ----------
Net increase (decrease).....................................   (428,462)     (379,519)
Shares outstanding:
  Beginning of year.........................................  5,449,313     5,828,832
                                                              ---------    ----------
  End of year...............................................  5,020,851     5,449,313
                                                              =========    ==========

--------------------------------------------------------------------------------
D. At October 31, 1997, NET ASSETS consisted of the following:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                          SHORT U.S.                      INTERMEDIATE   U.S. GOVERNMENT
                                          GOVERNMENT    ADJUSTABLE RATE     MORTGAGE        MORTGAGE
                          MONEY MARKET    SECURITIES       MORTGAGE        SECURITIES      SECURITIES
                           PORTFOLIO      PORTFOLIO     (ARM) PORTFOLIO    PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------------------
Capital paid-in.........  $48,104,070    $121,715,356    $767,587,516     $ 90,581,792     $54,941,680
Accumulated net realized
  losses................          -0-     (11,362,957)    (25,711,766)     (14,557,547)     (3,995,277)
Net unrealized
  appreciation of
  investments...........          -0-       1,951,293       9,458,454        1,957,885       2,625,719
                          -----------    ------------    ------------     ------------     -----------
                          $48,104,070    $112,303,692    $751,334,204     $ 77,982,130     $53,572,122
                          ===========    ============    ============     ============     ===========

--------------------------------------------------------------------------------


E. For tax purposes at October 31, 1997, the Short U.S. Government Securities Portfolio had a capital loss carryforward of $11,360,774, of which $4,590,496 expires in 1998, $4,615,249 expires in 2002, $474,531 expires in 2003, and
$1,680,498 expires in 2004. The Adjustable Rate Mortgage (ARM) Portfolio had a capital loss carryforward of $22,609,346, of which $236,741 expires in 2000, $5,932,937 expires in 2001, $10,944,856 expires in 2002, $4,674,894 expires in
2003, and $819,918 expires in 2004.

The Intermediate Mortgage Securities Portfolio had a capital loss carryforward of $14,727,095, of which $1,415,174 expires in 1998, $9,526,290 expires in 2002,
$1,932,691 expires in 2003, and $1,852,940 expires in 2004. The U.S. Government Mortgage Securities Portfolio had a capital loss carryforward of $4,221,956, of which $3,336,057 expires in 2002, $731,254 expires in 2003, $29,820 expires in
2004, and $124,825 expires in 2005. All losses are available to offset future realized capital gains, if any.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997

--------------------------------------------------------------------------------

F. For the year ended October 31, 1997, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:

------------------------------------------------------------------------------------------------------
                                                                                              U.S.
                                            SHORT U.S.    ADJUSTABLE RATE   INTERMEDIATE   GOVERNMENT
                                            GOVERNMENT       MORTGAGE         MORTGAGE      MORTGAGE
                                            SECURITIES         (ARM)         SECURITIES    SECURITIES
                                            PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------
Purchases:
  U.S. Government obligations............  $ 98,152,656     $390,228,155    $ 97,508,072   $70,146,860
  Other securities.......................           -0-      218,193,587             -0-           -0-
                                           ------------     ------------    ------------   -----------
     Total purchases.....................  $ 98,152,656     $608,421,742    $ 97,508,072   $70,146,860
                                           ============     ============    ============   ===========
Sales and maturities:
  U.S. Government obligations............  $155,127,422     $329,957,894    $103,757,407   $69,545,984
  Other securities.......................           -0-      169,695,267             -0-           -0-
                                           ------------     ------------    ------------   -----------
     Total sales and maturities..........  $155,127,422     $499,653,161    $103,757,407   $69,545,984
                                           ============     ============    ============   ===========
------------------------------------------------------------------------------------------------------

G. Shay Assets Management, Inc. (SAMI), a 50% owner of the Adviser, intends to purchase the remaining 50% interest in the Adviser from ACB Assets Management, Inc. Upon consummation of this transaction, the Adviser will be dissolved and its business (including investment advisory functions to the Fund), assets and liabilities will be transferred to SAMI. In anticipation of this transaction, the stockholders of the Fund approved a new investment advisory agreement between the Fund and SAMI on October 31, 1997, whereby SAMI will serve as the investment adviser to the Fund. The terms of the new investment advisory agreement will remain substantially unchanged from the previous agreement.

Shay Financial Services, Inc. (SFSI), a 50% owner of the Distributor, intends to purchase the remaining 50% interest in the Distributor from ACB Securities, Inc. Upon consummation of this transaction, the Distributor will be dissolved and its business (including distribution functions to the Fund), assets and liabilities will be transferred to SFSI. In anticipation of this transaction, the stockholders of the Fund approved a new distribution agreement between the Fund and SFSI on October 31, 1997, whereby SFSI will serve as the distributor to the Fund. The terms of the new distribution agreement will remain substantially unchanged from the previous agreement.

SAMI and SFSI are wholly-owned subsidiaries of Shay Investment Services, Inc.
(SISI), which is controlled by Rodger D. Shay, the President of the Fund. SAMI, SFSI, or SISI have borne and will continue to bear all of the Fund-related costs of the above transactions, including preparation and distribution of proxy materials to stockholders, meetings of the Fund's stockholders and Board of Directors, legal fees, and other fees and expenses.

--------------------------------------------------------------------------------

To the Stockholders and Directors
of Asset Management Fund, Inc.

  We have audited the accompanying statements of net assets of Asset Management Fund, Inc. (comprising, respectively, the Money Market, Short U.S. Government Securities, Adjustable Rate Mortgage (ARM), Intermediate Mortgage Securities, and U.S. Government Mortgage Securities Portfolios) as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Asset Management Fund, Inc. as of October 31, 1997, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 3, 1997

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund, Inc., including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
111 East Wacker Drive/Chicago, IL 60601
800-527-3713

888 Brickell Avenue/Miami, FL 33131
800-327-6190

315 Post Road West/Westport, CT 06880
800-456-8232

5605 North MacArthur Blvd./Irving, TX 75038
800-442-9825

101 Bradford Road/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07091
800-553-6159

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and place purchase orders, call toll free
800-527-3713.

DISTRIBUTOR
Shay Financial Services, Inc.
111 East Wacker Drive
Chicago, IL 60601

INVESTMENT ADVISER
Shay Assets Management, Inc.
111 East Wacker Drive
Chicago, IL 60601

ADMINISTRATOR, TRANSFER AGENT
  AND SHAREHOLDER SERVICE AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
PNC Bank
17th & Chestnut Streets
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
2400 Eleven Penn Center
Philadelphia, PA 19103
DIRECTORS AND OFFICERS
Richard M. Amis
Director

Arthur G. De Russo
Director

David F. Holland
Director

Gerald J. Levy
Director and Vice Chairman

Rodger D. Shay
Director, Chairman and President

Edward E. Sammons, Jr.
Vice President, Treasurer and Secretary

Doris J. Pavel
Assistant Secretary